Expense Example	Oct. 31, 2025 USD ($)
Innovator Growth Accelerated Plus ETF - January | Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated Plus ETF - January | Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth Accelerated Plus ETF - April | Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated Plus ETF - April | Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth Accelerated Plus ETF - July | Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated Plus ETF - July | Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth Accelerated Plus ETF - October | Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated Plus ETF - October | Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Growth Accelerated ETF - Quarterly | Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Accelerated ETF - Quarterly | Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator Uncapped Accelerated U.S. Equity ETF | Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978